Consolidated Balance Sheets - USD ($)	Mar. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Non-current assets
Intangible assets, net	$ 13,779,993	$ 14,797,196		$ 11,736,540
Property and equipment, net	140,246	153,973		178,561
Goodwill	5,577,926	5,577,926		5,078,090
Total non-current assets	19,498,165	20,529,095		16,993,191
Current assets
Amount due from associate		7,208,700		5,673,700
Accounts receivable	2,857,200	3,966,086		2,618,494
Right to use assets - operating lease	173,803	91,571		364,234
Prepayment, deposit and other receivables	606,627	804,011		206,443
Financial assets held for resale		681		594,263
Restricted cash	22,045	22,513		10,889
Cash and cash equivalents	3,749,303	1,563,752		3,478,889
Total current assets	7,408,978	13,657,314		12,946,912
Total assets	26,907,143	34,186,409		29,940,103
Current Liabilities
Accounts payable	2,159,995	2,293,858		1,009,204
Accruals and other payables	1,732,925	1,804,131		1,110,732
Deferred revenue	3,154	10,500		46,857
Lease liability - operating lease	173,803	91,571		364,234
Convertible promissory notes				2,911,000
Amount due to director				77,500
Deposits received for share to be issued	17,100	401,028
Total current liabilities	4,086,977	4,601,088		5,519,527
Non-Current Liabilities
Other loan	10,000	10,000		10,000
Notes payable				507,068
Total non-current liabilities	10,000	10,000		517,068
Total liabilities	4,096,977	4,611,088		6,036,595
STOCKHOLDERS’ EQUITY
Common stock, value	2,917	2,635	[1]	1,556	[1]
Additional paid-in capital	84,068,490	82,473,004		66,739,895
Capital reserves	24,969,396	29,349,795		19,285,383
Accumulated deficit brought forward	(86,230,637)	(82,250,113)		(62,123,326)
Total stockholder’s equity	22,810,166	29,575,321		23,903,508
Total liabilities and stockholders’ equity	$ 26,907,143	$ 34,186,409		$ 29,940,103

[1]	The number of shares of common stock has been retroactively restated to reflect the 1 for 13 reverse stock-split on February 25, 2020.